Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Cash Flows From Operating Activities:
Net income	$ 228,328	$ 305,984	$ 109,851
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	62,188	58,543	55,715
Amortization	36,988	31,526	30,621
Reversal of contingent consideration obligations	(29,665)
Impairment on investment in Kemrock			51,092
Loss Contingency			65,134
Asset impairment charge	818		7,416
Other-than-temporary impairments on marketable securities	22	161	14,279
Deferred income taxes	97,502	6,572	(40,991)
Stock-based compensation expense	31,741	23,568	17,145
Other	(1,954)	(1,833)	(2,190)
Changes in assets and liabilities, net of effect from purchases and sales of businesses:
(Increase) in receivables	(90,230)	(79,080)	(6,853)
(Increase) in inventory	(31,348)	(59,001)	(40,079)
(Increase) decrease in prepaid expenses and other current and long-term assets	(4,590)	(12,586)	2,236
(Decrease) increase in accounts payable	(16,249)	42,216	70,803
(Decrease) increase in accrued compensation and benefits	(1,297)	19,193	(8,399)
(Decrease) in accrued loss reserves	(7,218)	(146)	(1,847)
Increase in other accrued liabilities	57,385	14,855	61,035
(Decrease) in contingent payment		(63,014)
Other	(1,973)	(8,809)	(16,514)
Cash From Operating Activities	330,448	278,149	368,454
Cash Flows From Investing Activities:
Capital expenditures	(85,363)	(93,792)	(91,367)
Acquisition of businesses, net of cash acquired	(467,573)	(39,248)	(397,425)
Purchase of marketable securities	(61,511)	(83,536)	(106,301)
Proceeds from sales of marketable securities	40,279	62,896	106,509
Proceeds from sales of assets and businesses	4,079	2,794	128
Other	10,636	1,175	11,052
Cash (Used For) Investing Activities	(559,453)	(149,711)	(477,404)
Cash Flows From Financing Activities:
Additions to long-term and short-term debt	460,560	208,532	300,902
Reductions of long-term and short-term debt	(162,318)	(215,011)	(49,376)
Cash dividends	(136,179)	(125,743)	(117,647)
Repurchase of stock	(39,528)	(12,906)	(3,014)
Payments of acquisition-related contingent consideration, less fair value adjustments	(22,179)	(5,000)
Exercise of stock options and awards, including tax benefit	8,560	11,934	7,285
Other	1,277	951
Cash From (Used For) Financing Activities	110,193	(137,243)	138,150
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(39,345)	(1,881)	(1,614)
Net Change in Cash and Cash Equivalents	(158,157)	(10,686)	27,586
Cash and Cash Equivalents at Beginning of Period	332,868	343,554	315,968
Cash and Cash Equivalents at End of Period	174,711	332,868	343,554
Cash paid during the year for:
Interest	79,371	81,505	77,869
Income taxes	$ 27,486	$ 103,338	106,043
Supplemental Schedule of Non-Cash Investing and Financing Activities:
Debt from business combinations			$ 1,377